Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of property plant and equipment annual rates

Camp and equipment	10%
Camp vehicles	25%
Computer equipment	30%
Computer software	100%
Office fixtures and equipment	20%